Debt (Narrative) (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2011 Commercial Paper [Member]		Dec. 31, 2010 Commercial Paper [Member]		Dec. 31, 2011 Junior Subordinated Debentures [Member]		Dec. 31, 2010 Junior Subordinated Debentures [Member]		Dec. 31, 2006 Junior Subordinated Debentures [Member]	Dec. 31, 2011 Senior Notes, Due 6/15/19 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member]		Jun. 30, 2009 Senior Notes, Due 6/15/19 [Member]	Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member] Repurchase [Member]	Dec. 31, 2009 8 1/4% Senior Debentures [Member]
Debt Instrument [Line Items]
Debt due in 2012		$ 225,000,000
Debt due in 2013		94,000,000
Debt due in 2014		0
Debt due in 2015		0
Debt due in 2016		250,000,000
Debt due thereafter 2016		582,000,000
Public offering, shares				4.8
Public offering, par value per share				$ 25
Total proceeds from offering	296,000,000			120,000,000
Common stock exchanged, value				3,700,000
Exchange of proceeds from offering				120,000,000
Debt issued, principal amount		1,151,020,000			225,000,000	[1]			123,711,000	[2],[3]			124,000,000	292,647,000	[4],[5]			300,000,000
Debt instrument, maturity date									Jun. 01, 2046	[2],[3]				Jun. 15, 2019	[4],[5]
Periodic Interest Payments Due									quarterly	[2],[3],[6]				6/15 & 12/15	[4],[5]
Trust Preferred Securities, annual dividend rate		7.10%
Issue Date									6/06	[2],[3]				6/09	[4],[5]
Commencement date for interest payable																December 15, 2009
Percentage rate of junior subordinated debentures									7.10%	[2],[3]				9.25%	[4],[5]
Debt instrument spread		0.75
Repayment of debt																			8,900,000	99,000,000
Par value repayment of debt																			7,400,000
Reacquired principle (book value)																			7,300,000
Pre-tax loss on repurchase																			1,600,000
After-tax Loss on repurchase																			1,100,000
Line of credit facility limit			600,000,000
Line of credit facility extendable limit			200,000,000
Letters of credit facility limit			250,000,000
Outstanding Principle (Book Value)		1,139,124,000	1,112,229,000		224,842,000	[1]	198,875,000	[1]	123,711,000	[2],[3]	123,711,000	[2],[3]		289,661,000	[4],[5]	289,397,000	[4],[5]
Letters of credit facility outstanding		198,000,000
Average short term borrowings		$ 206,000,000	$ 196,000,000
Short term borrowings, average yield		0.4	0.4

[1]	Classified as short-term debt.
[2]	Junior Subordinated Debentures are classified as "Due to affiliates" and are junior to other securities in priority of payment.
[3]	Callable anytime
[4]	All securities other than the Junior Subordinated Debentures have equal priority with one another.
[5]	Callable subject to "make-whole" premium.
[6]	Quarterly payments on the first day of March, June, Sept., and Dec.